Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000249078
Shareholder Report [Line Items]
Fund Name	PeakShares Sector Rotation ETF
Trading Symbol	PSTR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PeakShares Sector Rotation ETF for the period of April 29, 2024 (commencement of operations) to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.peaksharesfunds.com. You can also request this information by contacting us at 1-877-57-PEAKS.
Additional Information Phone Number	1-877-57-PEAKS
Additional Information Website	http://www.peaksharesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PeakShares Sector Rotation ETF	$89	1.00%Footnote Reference*

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Apr. 29, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 20,801,335
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$20,801,335
Number of Portfolio Holdings	157
Advisory Fee (net of waivers)	$0
Portfolio Turnover	29%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Options	-1.3%
Depositary Receipts	1.1%
Common Stocks	21.3%
Exchange-Traded Funds	75.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.5%
Equity Option	-1.3%
Consumer Staples	1.1%
Energy	1.3%
Communications	1.8%
Financials	1.9%
Industrials	2.2%
Health Care	3.7%
Consumer Discretionary	4.5%
Technology	5.9%
Equity	75.4%

May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Financial Select Sector SPDR Fund	11.4%
Vanguard Information Technology ETF	11.1%
Technology Select Sector SPDR Fund	10.6%
Communication Services Select Sector SPDR Fund	8.0%
Health Care Select Sector SPDR Fund	7.4%
Industrial Select Sector SPDR Fund	6.5%
Consumer Discretionary Select Sector SPDR Fund	6.1%
Consumer Staples Select Sector SPDR Fund	5.3%
Utilities Select Sector SPDR Fund	2.7%
Real Estate Select Sector SPDR Fund	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended February 28, 2025.